Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

NOTE 23 – LEASES

Time charter out contracts and pooling arrangements

The Company's contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts and pool arrangements to which the Company is party did not change from previous practice. For further analysis, (see Note 2— Summary of Significant Accounting Policies).

Bareboat charter-in contracts

On July 24, 2019, Navios Partners took delivery of the Navios Libra, a 2019-built Panamax vessel of 82,011 dwt, for a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $6. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On May 28, 2021 and June 10, 2021, Navios Partners took delivery of the Navios Amitie and the Navios Star, two 2021-built Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $5.9. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners took delivery of two 12-year bareboat charter-in vessels, with de-escalating purchase options, the Baghdad, a 2020-built Japanese VLCC of 313,433 dwt and the Erbil, a 2021-built Japanese VLCC of 313,486 dwt. The average daily rate under bareboat charter-in agreement each of Baghdad and Erbil, amounts to $21. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On August 30, 2021, Navios Partners took delivery of the Nave Electron, a 2021-built VLCC vessel of 313,329 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $21. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. The Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for Navios Libra, 5% for Navios Amite and Navios Star, 6% for Baghdad and Erbil and 4% for Nave Electron.

As of December 31, 2021 and December 31, 2020 the unamortized balance of the lease liability amounted $243,804 and $13,153, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net” in the Consolidated Balance Sheets. Right of use assets amounted $244,337 and $13,285 as at December 31, 2021 and December 31, 2020, respectively, and are presented under the caption “Operating lease assets” in the Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire on a straight-line basis over the lease term. Lease expense for the year ended December 31, 2021, 2020 and 2019 amounted to $12,757, $2,086, and $918, respectively, and is included under the caption “Time charter and voyage expenses” in the Consolidated Statements of Operations.

As of December 31, 2021, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its operating lease assets and that step one of the impairment analysis was not required.

As of December 31, 2020, the Company proceeded with step one of impairment assessment of the unamortized balance of the Right of use asset in relation to vessel Navios Libra. As the undiscounted projected net operating cash flows exceed the carrying value of the right-of-use asset, no impairment loss was recognized as of December 31, 2020.

No impairment loss was recognized as of each of December 31, 2021, 2020 and 2019.

The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of December 31, 2021:

Charter-in vessels in operation
December 31, 2022	$30,603
December 31, 2023	30,558
December 31, 2024	30,508
December 31, 2025	30,368
December 31, 2026	30,257
December 31, 2027 and thereafter	166,021
Total	$318,315
Operating lease liabilities, including current portion	$243,804
Discount based on incremental borrowing rate	$74,511

Bareboat charter-out contract

Subsequently to the charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of 10-years for the vessels Baghdad and Erbil. The agreement includes an optional period of 5 years. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the arrangements are operating leases.

The Company recognizes in relation to the operating leases for the charter-out agreements the charter-out hire income in the consolidated statements of operations on a straight-line basis. As of December 31, 2021, the charter hire income (net of commissions, if any) amounted to $7,031 and it is included in the consolidated statements of operations under the caption “Time charter and voyage revenues”.